Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,898,000
Previously Paid Amount	0.00
Total Fee Amount	443.68
Total Offset Amount	0.00
Net Fee	443.68
Narrative - Max Aggregate Offering Price	$ 2,898,000
Final Prospectus	true